Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Common stock offering cost	$ 1,179	$ (10)	$ 153